Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative translation adjustments	[1]	$ (345.9)	$ (155.1)	$ 49.4
Net gain on cash flow hedge derivatives	[1]	0.2
Net pension liability	[1]	(63.0)	(97.9)	(48.9)
Purchase of subsidairy shares from non-controlling interest	[1]	0.2
Total (ending balance)	[1]	(408.5)	(253.0)	0.5
Deferred taxes on the pension liability	[1]	$ 29.8	$ 43.4	$ 21.4

[1]	The components of Other Comprehensive Income (Loss) are net of any related income tax effects.